Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Income [Abstract]
Schedule of Other Operating Income
	2023	2022	2021
Income from Government grants	228,302	-	-
Other income	27,287	9,327	-
Total other operating income	255,589	9,327	-